Long-term Debt - Schedule of Long-term Debt (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total debt, excluding deferred financing costs	$ 491,000	$ 492,275	$ 387,075
Deferred financing costs, net of accumulated amortization	(7,025)	(7,396)	(7,294)
Total debt	483,975	484,879	379,781
Current portion of long-term debt and line of credit	5,100	5,100	3,900
Long-term debt, net of current portion	478,875	479,779	375,881
Term Loan B [Member]
Debt Instrument [Line Items]
Total debt, excluding deferred financing costs	$ 491,000	$ 492,275	$ 387,075